Derivative financial instruments - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
PPA EnergyaVM
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	$ 71,625
PPA EnergyaVM | Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	28,247
PPA EnergyaVM | Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	28,247
PPA EnergyaVM | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	15,131
PPA Axpo
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	1,420,752
PPA Axpo | Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	149,943
PPA Axpo | Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	150,001
PPA Axpo | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	447,902
PPA Axpo | Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	672,906
PPA Mowe
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	354,000
PPA Mowe | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	8,850
PPA Mowe | Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	345,150
Villar Mir Energa
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	1,646,000
Villar Mir Energa | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	205,750
Villar Mir Energa | Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	$ 1,440,250